Consolidated Balance Sheets (Parenthetical) - USD ($)	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024
Convertible promissory note, unamortized debt discount	$ 39,315	$ 0	$ 0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	149,500,000	149,500,000	149,500,000
Common stock, shares issued	59,016,054	53,332,498	49,813,861
Common stock, shares outstanding	59,016,054	53,332,498	49,813,861
Common Class A [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	500,000	500,000	500,000
Common stock, shares issued	500,000	500,000	500,000
Common stock, shares outstanding	500,000	500,000	500,000